Share-Based Compensation - Schedule of Nonvested Share Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Nonvested Share Options [Abstract]
Number of shares, Balance beginning	65,625
Weighted average grant date per share fair value, Balance beginning	$ 24.25
Number of shares, Granted		302,500
Weighted average grant date per share fair value, Granted		$ 23.72
Number of shares, Vested and exercised	(43,750)	(211,750)
Weighted average grant date per share fair value, Vested and exercised	$ 24.94	$ 23.49
Number of shares, Forfeited	(12,125)	(25,125)
Weighted average grant date per share fair value, Forfeited	$ 22.87	$ 24.25
Number of shares, Non-vested, Balance ending	9,750	65,625
Weighted average grant date per share fair value, Non-vested, Balance ending	$ 22.87	$ 24.25